Investment Objectives and Goals - U.S. Global GO GOLD and Precious Metal Miners ETF	Dec. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Global GO GOLD and Precious Metal Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Global GO GOLD and Precious Metal Miners ETF (the “Fund”) seeks total return.